Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Salem Street Trust
Prospectus Date	rr_ProspectusDate	Jun. 29, 2016
04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-02 | Fidelity® Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-02 | Fidelity® Mid Cap Index Fund | Fidelity Mid Cap Index Fund-Institutional Class Index
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77
04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-02 | Fidelity® Mid Cap Index Fund | Fidelity Mid Cap Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.04%
1 year	rr_ExpenseExampleYear01	$ 4
3 years	rr_ExpenseExampleYear03	13
5 years	rr_ExpenseExampleYear05	23
10 years	rr_ExpenseExampleYear10	$ 51

[1]	Adjusted to reflect current fees.